Significant accounting judgements and estimates	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Significant accounting judgements and estimates [Text Block]
5.	Significant accounting judgements and estimates

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Management believes the estimates and assumptions used in these consolidated financial statements are reasonable, however, actual results could differ from those estimates and could impact future results of operations and cash flows. The significant accounting judgements and estimates which have the most significant effect on these financial statements are as follows:

Estimates

Reserves and Resources

Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the Company’s life-of-mine plans, which are used for a number of key business and accounting purposes, including: the calculation of depreciation expense,the capitalization of stripping costs, the forecasting and timing of cash flows related to the asset retirement provision and impairment assessment, if any. In addition, when required, the life-of-mine plans are used in impairment tests for mineral properties, plant and equipment. To the extent that these estimates of proven and probable mineral reserves and resources varies, there could be changes in depreciation expense, stripping asset and asset retirement provision recorded.

Depletion of mineral interests

Estimates are made of recoverable ounces in the Company’s mining properties which are depleted based on recoverable tonnes contained in proven and probable reserves. To the extent that changes are made to the estimate of proven and probable reserves, the depletion charge may change. In addition, mineral properties, plant and equipment are depreciated to their estimated residual value over the estimated useful life of the asset. Should the actual useful life of the mineral properties, plant or equipment vary, future depreciation charges may change.

Inventory valuation of production costs

The Company’s management makes estimates of quantities of ore on stockpiles and in process and the recoverable gold in this material to determine the cost of inventories and the average costs of finished goods sold during the period. To the extent that these estimates vary, production costs of finished goods may change.

Net realizable value of inventory

Estimates of net realizable value are based on the most reliable evidence available, at the time that the estimates are made, of the amount that the inventories are expected to realize. In order to determine the net realizable value of gold dore, gold-in-process and stockpiled ore, the Company estimates future metal selling prices, production forecasts, realized grades and recoveries, timing of processing, and future costs to convert the respective inventories into saleable form, if applicable. Reductions in metal price forecasts, increases in estimated future costs to convert, reductions in the amount of recoverable ounces, and a delay in timing of processing can result in a write-down of the carrying amounts of the Company’s stockpiled ore inventory.

Materials and other supplies held for use in the production of inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost. However, to the extent net realizable of materials and spares must be estimated, replacement costs of the materials and spare parts are generally used as the best estimate of net realizable value.

Current and deferred Income taxes

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. Levels of future taxable income are affected by, among other things, market gold prices, production costs, quantities of proven and probable gold reserves, interest rates and foreign currency exchange rates.

Where applicable tax laws and regulations are either unclear or subject to varying interpretations, it is possible that changes in these estimates could occur that materially affect the amounts of deferred income tax assets and liabilities recorded in the financial statements. Changes in deferred tax assets and liabilities generally have a direct impact on earnings in the period that the changes occur.

Deferred stripping

In order to determine whether stripping costs incurred during the production phase of a mining property relate to reserves and resources that will be mined in a future period and therefore should be capitalized, the Company makes estimates of the stripping activity over the life of the component of reserves and resources which have been made accessible. In addition, judgement is involved when allocating production costs between inventory produced and the stripping asset; the allocation is based on the volume of waste extracted compared with the expected volume, for a given volume of ore production. To the extent that these estimates and judgements change, there could be a change to the amount of production costs which are deferred to the statement of financial position.

Estimated assets retirement provisions

The Company’s provision for reclamation and closure cost obligations represents management’s best estimate of the present value of the future cash outflows required to settle closure cost liabilities. Significant judgements and estimates are required in forming assumptions of future activities, future cash outflows and the timing of those cash outflows. These assumptions are formed based on environmental and regulatory requirements or the Company’s environmental policies which may give rise to constructive obligations. The Company’s assumptions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate and changes in any of the above factors can result in a change to the provision recognized by the Company. Changes to these estimates and judgements may result in actual expenditures in the future differing from the amounts currently provided for.

Judgements

Arrangements containing a lease

The Company’s management assessed its mining contract under IFRIC 4 – Determining whether an Arrangement contains a Lease, to assess whether the contract contains a finance or operating lease. In order to determine whether the lease was an operating or finance lease, management had to make judgements with respect to the useful economic lives of the equipment identified in the lease as well as how much of the costs associated with the mining contract related to use of the equipment and how much related to personnel charges. Should some of these judgements change, the conclusion as to whether an arrangement contains a lease may change, which would result in a materially higher asset value on the consolidated statement of financial position and an associated periodic depreciation charge.

Commercial production

The Company’s management determined that Phase 1 of the AGM was in commercial production effective April 1, 2016. The development phase ends and the production phase begins when the mine is in the condition necessary for it to be capable of operating in a manner intended by management. The Company uses a number of criteria to assess whether the mine has reached the commercial production phase. These criteria include, but are not limited to:

(i)	Completion of operational commissioning of each major mine and plant component;
(ii)	Demonstrated ability to mine and mill consistently and without significant interruption at a pre-determined average rate of designed capacity;
(iii)	The passage of a reasonable period of time for testing of all major mine and plant components;
(iv)	Gold recoveries are at or near expected steady-state production levels;
(v)	Level of capital expenditure is within 90% of the forecast final construction cost; and
(vi)	A significant portion of available funding is directed towards operating activities.

Impairment of mining interest

The Company considers both external and internal sources of information in assessing whether there are any indications that mining interests are impaired. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of mining interests. Internal sources of information the Company considers include the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets. The estimates and judgements are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances the carrying value of the assets may be impaired or a prior period’s impairment charge reversed (with the exception of goodwill for which impairment charges are not reversed) with the impact recorded in the consolidated statement of operations and comprehensive income (loss).

Functional currency

The determination of a subsidiary’s functional currency often requires significant judgment where the primary economic environment in which an entity operates may not be clear. This can have a significant impact on the consolidated results of the Company.